Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

NYSE

1 - 13668

April 7, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, STRUCTURED PRODUCTS CORP., 8,783,363 Corporate-Backed Trust Securities (CorTS) Certificates, with a principal amount of $219,584,075 (the "Certificates") and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 7, 2003. Tentative listing date – April 10, 2003.

Sincerely,